CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Revenue
Sales	$ 1,353,868	$ 0
Cost of Goods Sold	(114,272)	0
Gross Profit	1,239,596	0
Operating expenses:
Sales commissions	660,963	0
Employee compensation	260,689	4,951
Occupancy	279,191	101,702
Depreciation and amortization of property and equipment	8,966	91
Amortization of intangible assets	4,096	0
Other operating expenses	737,489	124,322
Total Operating Expenses	1,951,394	231,066
Income (loss) from operations	(711,798)	(231,066)
Other Income (Expenses)
Interest expenses	(3)	(127)
Total Other Income (Expenses)	(3)	(127)
Loss before Provision for Income Tax	(711,801)	(231,193)
Provision for Income Tax	0	0
Net loss	$ (711,801)	$ (231,193)
Net loss per share basic and diluted	$ (0.07)	$ (0.02)
Weighted average common shares outstanding basic and diluted	10,046,601	10,000,000
Comprehensive income (loss)
Net income loss	$ (711,801)	$ (231,193)
Foreign currency translation adjustment	5,931	(3,935)
Total comprehensive income (loss)	$ (705,870)	$ (235,128)